DISCONTINUED OPERATIONS - Schedule of Discontinued Operations of the MST Franchise (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ 0	$ (8)	$ 253	$ (27)
Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative			20	27
Total operating expenses			20	27
Income (loss) from discontinued operations, before taxes			253	(27)
Income tax expense			0	0
Net income (loss) from discontinued operations		$ (8)	253	(27)
Product sales, net | Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales, net			$ 273	$ 0